Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Jul. 02, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate		28.880		28.880	37.569	18.593
Gain on foreign currency translation	$ 15,189		$ (32,334)		$ (187,660)
Allowance for doubtful accounts					1,681	3,421
Bad debt expense				$ (27,874)	(163,613)	76,215
Write-offs of accounts receivable					422	2,913
Inventory write downs						61,000
Cash, FDIC insured amount	250,000		250,000		250,000
Cash, uninsured amount	113,500		113,500		48,900	146,952
Revenue from sale of real estate					$ 3,725,867
Deferred revenue							$ 82,500
Number of operating segment | Segment			1		1
Advertising expense					$ 156,006	151,749
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	53,989		$ 53,989		43,165	46,939
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 818,542		$ 818,542		995,327	1,685,725
Argentine Bank [Member]
Property, Plant and Equipment [Line Items]
Cash, uninsured amount held in Argentine bank accounts					48,929	102,866
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Bad debt expense					$ 367	$ 127,087
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate			100.00%		100.00%